Other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other liabilities
Schedule of other liabilities

DKK thousand	2020	2019
Employee benefits	101,028	36,082
Royalty payable to third party	5,732	6,843
Development project costs	28,267	16,329
Other payables	32,272	13,790
Total other liabilities	167,299	73,044

Current	150,555	73,044
Non-current	16,744	0